Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Comp Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Avg. Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Avg. Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Value of an initial $100 Investment		Net Income(6) ($ Millions)	CSM: Adjusted EBITDA(7) ($ Millions)
					Total Shareowner Return(4) ($)	Peer Group Total Shareholder Return(5) ($)

2025	7,979,925	6,366,047	3,129,218	1,955,167	99.67	105.57	285	957

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	NON-PEO NEOs

2025	David Sewell	Tina Pierce, Jeffrey Dormo, Simon Mawson, Jason Clifford

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Materials Index for the beginning on the separation date (October 30, 2025) through the end of the applicable fiscal year, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 7,979,925
PEO Actually Paid Compensation Amount	$ 6,366,047
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules. The CAP calculation for fiscal year 2025 includes the end-of-year value of awards granted within the fiscal year following the Separation and the change in fair value from the Spin-off through the end of the fiscal year for unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will ultimately vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)

Summary Compensation Table Total	7,979,925
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(6,400,276)
(Minus): Change in Pension Value	—
Plus: Pension Service Cost and Associated Prior Service Cost	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	4,790,960
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(4,562)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)

Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	6,366,047

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)

Summary Compensation Table Total	3,129,218
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(2,134,996)
(Minus): Change in Pension Value	(39,931)
Plus: Pension Service Cost and Associated Prior Service Cost	14,980
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,018,079
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(32,183)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	1,955,167
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Stock Options – Black-Scholes Model	Fiscal Year 2025

Expected Term	0.8 - 4.4 years
Strike Price	$43.65 - $50.59
Peer-Based Volatility	22.3% - 26.4%
Dividend Yield	0%
Risk-Free Interest Rate	3.4% - 3.6%

Non-PEO NEO Average Total Compensation Amount	$ 3,129,218
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,955,167
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules. The CAP calculation for fiscal year 2025 includes the end-of-year value of awards granted within the fiscal year following the Separation and the change in fair value from the Spin-off through the end of the fiscal year for unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will ultimately vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)

Summary Compensation Table Total	7,979,925
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(6,400,276)
(Minus): Change in Pension Value	—
Plus: Pension Service Cost and Associated Prior Service Cost	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	4,790,960
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(4,562)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)

Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	6,366,047

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)

Summary Compensation Table Total	3,129,218
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(2,134,996)
(Minus): Change in Pension Value	(39,931)
Plus: Pension Service Cost and Associated Prior Service Cost	14,980
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,018,079
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(32,183)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	1,955,167
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Stock Options – Black-Scholes Model	Fiscal Year 2025

Expected Term	0.8 - 4.4 years
Strike Price	$43.65 - $50.59
Peer-Based Volatility	22.3% - 26.4%
Dividend Yield	0%
Risk-Free Interest Rate	3.4% - 3.6%

Equity Valuation Assumption Difference, Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules. The CAP calculation for fiscal year 2025 includes the end-of-year value of awards granted within the fiscal year following the Separation and the change in fair value from the Spin-off through the end of the fiscal year for unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will ultimately vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)

Summary Compensation Table Total	7,979,925
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(6,400,276)
(Minus): Change in Pension Value	—
Plus: Pension Service Cost and Associated Prior Service Cost	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	4,790,960
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(4,562)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)

Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	6,366,047

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)

Summary Compensation Table Total	3,129,218
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(2,134,996)
(Minus): Change in Pension Value	(39,931)
Plus: Pension Service Cost and Associated Prior Service Cost	14,980
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,018,079
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(32,183)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	1,955,167
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Stock Options – Black-Scholes Model	Fiscal Year 2025

Expected Term	0.8 - 4.4 years
Strike Price	$43.65 - $50.59
Peer-Based Volatility	22.3% - 26.4%
Dividend Yield	0%
Risk-Free Interest Rate	3.4% - 3.6%

Compensation Actually Paid vs. Total Shareholder Return	CAP VERSUS TSR The chart below includes the PEO and Avg. Non-PEO NEO CAP values with our TSR for the applicable fiscal year:
Compensation Actually Paid vs. Net Income	CAP VERSUS NET INCOME The chart below includes the PEO and Avg. Non-PEO NEO CAP values with our Net Income for the applicable fiscal year:
Compensation Actually Paid vs. Company Selected Measure	CAP VERSUS ADJUSTED EBITDA The chart below includes the PEO and Avg. Non-PEO NEO CAP values with our CSM, Adjusted EBITDA for the applicable fiscal year:
Tabular List, Table

Most Important Financial Metrics

Revenue
Adjusted EBITDA
Operating Cash Flow
Adjusted Diluted Earnings Per Share
Return on Invested Capital
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 99.67
Peer Group Total Shareholder Return Amount	105.57
Net Income (Loss)	$ 285,000,000
Company Selected Measure Amount	957,000,000
PEO Name	David Sewell
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows pay both as reported in the Summary Compensation Table (“Summary Compensation Table Total”) for the applicable fiscal year and as “Compensation Actually Paid” (“CAP”) for our principal executive officer (“PEO”) and as an average of all of our other named executive officers (“Non-PEO NEOs”) for the applicable fiscal year. Both Summary Compensation Table Total pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the Compensation Committee makes executive compensation decisions, which is described in the Compensation Discussion and Analysis section.
The table below also shows (i) Solstice’s cumulative total shareholder return (“TSR”), (ii) the TSR of the S&P 500 Materials Index, (iii) Solstice’s net income for the applicable fiscal year, and (iv) Solstice’s performance with respect to a Company-selected measure (“CSM”), which in our assessment represents the single most important financial performance metric used to link CAP to our NEOs for the most recently completed fiscal year to Solstice’s performance. We selected Adjusted EBITDA for the 2025 fiscal year.
Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year. Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the separation date (October 30, 2025) through the end of the applicable fiscal year, assuming reinvestment of dividends. The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
We completed our separation and became a fully independent publicly traded company on October 30, 2025. We believe the compensation paid to our PEO and Non-PEO NEOs in 2025 reflects our pay-for-performance philosophy. As described in the Compensation Discussion and Analysis, a significant portion of annual target compensation awarded to our NEOs is at risk because it depends on the Company’s performance against pre-established performance goals under our incentive plans. The relationship between the financial measures in the table above and compensation actually paid will expand as we build history as a standalone public company.
2025 CAP to our PEO of $6.4 million was lower compared to the Summary Compensation Table total of $7.9 million, and the average CAP for our Non-PEO NEOs of $2.0 million was lower compared to the Avg. Summary Compensation Table total of $3.0 million. For the period from October 30, 2025 through December 31, 2025, our TSR was 5.6% lower than the TSR of the S&P 500 Materials Index. The primary driver of these differences was the decrease in our stock price from the separation to December 31, 2025. Net Income for 2025 was $285 million and Adjusted EBITDA for 2025 was $957 million.
The graphs below illustrate the relationships over the last fiscal year between, respectively, CAP and our TSR, CAP and our net income, and CAP and the CSM.
Following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our Named Executive Officers for the most recently completed fiscal year. Further information on our performance measures is described in our Compensation Discussion and Analysis above.

Equity Awards, Valuation Assumptions, Expected Term, Minimum	9 months 18 days
Equity Awards, Valuation Assumptions, Expected Term, Maximum	4 years 4 months 24 days
Equity Awards, Valuation Assumptions, Strike Price, Minimum | $ / shares	$ 43.65
Equity Awards, Valuation Assumptions, Strike Price, Maximum | $ / shares	$ 50.59
Equity Awards, Valuation Assumptions, Peer-Based Volatility, Minimum	0.223
Equity Awards, Valuation Assumptions, Peer-Based Volatility, Maximum	0.264
Equity Awards, Valuation Assumptions, Dividend Yield	0
Equity Awards, Valuation Assumptions, Risk-Free Rate, Minimum	0.034
Equity Awards, Valuation Assumptions, Risk-Free Rate, Maximum	0.036
EBITDA, Standalone Adjustments	$ 43,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure used in the long-term incentive plan. The 2025 CSM Adjusted EBITDA includes standalone adjustments of $43 million. Refer to Appendix A for reconciliations of non-GAAP measures to the most directly comparable GAAP measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,400,276)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,790,960
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,562)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,931)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,980
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,134,996)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,018,079
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,183)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0